Consolidated cash flow statement of Aegon N.V. (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Interest received	€ 5,999	€ 5,914	€ 6,215
Dividends received	1,702	1,222	1,292
Interest paid	407	400	311
Dividend received from joint ventures and associates	€ 130	€ 97	€ 129